Description of Plan	12 Months Ended
Dec. 31, 2025
Bar Harbor Bankshares 401(k) Plan
Description of Plan
Description of Plan
(1)	Description of Plan

The following description of the Bar Harbor Bankshares (the “Company” or the “Plan Sponsor”) 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

(a)	General

The Plan is a defined contribution plan covering all employees of the Company who have achieved the age of 18. There is no service requirement for eligibility. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  Effective February 1, 2022, the Plan was amended and restated.

(b)	Contributions

Each year, participants may contribute up to 90% (limited to tax withholding and statutory ceilings) of pretax annual compensation, as defined in the Plan. The Plan also allows after-tax (Roth) deferrals. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions (limited to statutory ceilings). Participants may also contribute amounts representing distributions from other qualified defined benefit, Individual Retirement Accounts, or defined contribution plans. Participants direct the investment of their contributions into investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3% of eligible contributions.  The automatic deferral amount will increase each year by 1% of eligible compensation up to a maximum of 6% unless the participant designates otherwise.

The Plan is a safe harbor plan providing matching contributions under a basic matching contribution formula. During 2025, the Company matched 100% up to the first 3% of each participant’s salary deferred and 50% on deferrals from 3% to 5% of each participant’s salary. The Company match is 100% vested immediately and invested in the same manner as the participant has directed for their contributions. Additional profit sharing amounts may be contributed at the option of the Company’s board of directors and, if provided, are vested immediately and invested as directed by the participant. No additional profit sharing contributions were made in 2025.

(c)	Participants’ Accounts

Each participant’s account is credited with the participant’s contribution, allocations of the Company’s matching contribution, and profit sharing contributions along with an allocation, based upon a participant’s account balance, of any earnings, losses, or Plan administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(d)	Vesting

Participants are vested immediately in their personal contributions and the Company’s contributions.

(e)	Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would remain 100% vested in all funds represented by their account balance.

(f)	Payment of Benefits

On termination of employment including disability or retirement, a participant with a balance greater than $5,000 may request payment in a lump sum amount equal to the value of the vested interest in his or her account. Terminated participants with vested balances in their accounts of less than $5,000 have their vested balance rolled over to an Individual Retirement Account unless they make a voluntary election for another form of distribution or rollover. Upon the death of an employee, the named beneficiary may elect to receive a lump sum amount equal to the vested balance in the deceased employee’s account. Hardship distributions are permitted upon demonstration of financial hardship.  All balances are available for distribution after the participant reaches the age of 59 ½.

(g)	Investment Elections

Each participant shall direct the investment of his or her own individual account and may select from several mutual funds, common collective trust funds, and Company common stock. Each participant has the ability to change his or her investment allocation at any time.

(h)	Notes Receivable from Participants

Participants may borrow from their accounts up to the lesser of $50,000 or 50% of their account balance. Participants may carry one loan secured by the balance in their account. Loans are secured by the vested balance in the participant’s account. Loans generally have a fixed rate and bear interest at 1% over the Prime Rate. As of December 31, 2025, loans bear interest at 4.25% to 9.5%. Principal and interest is paid according to amortization schedules through biweekly payroll deductions. Generally, the loan terms may not exceed five years, unless for the purchase of a principal residence, which may permit a longer repayment term.